Note 16 - Stock-Based Compensation (Details) - Stock Option Activity (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Stock Option Activity [Abstract]
Outstanding Options, January 1, 2013	261,321,450
Outstanding Options, January 1, 2013	$ 0.1694
Granted	25,551,950
Granted	$ 0.0622
Exercised	(543,100)
Exercised	$ 0.0460
Forfeited or expired	(39,172,850)
Forfeited or expired	$ 0.2346
Outstanding Options, December 31, 2013	247,157,450
Outstanding Options, December 31, 2013	$ 0.1482
Outstanding Options, December 31, 2013	$ 283,000
Vested and Expected to Vest Options at December 31, 2013	242,102,122
Vested and Expected to Vest Options at December 31, 2013	$ 0.1493
Vested and Expected to Vest Options at December 31, 2013	3 years 65 days
Vested and Expected to Vest Options at December 31, 2013	283,000
Exercisable Options at December 31, 2013	207,328,550
Exercisable Options at December 31, 2013	$ 0.1595
Exercisable Options at December 31, 2013	2 years 197 days
Exercisable Options at December 31, 2013	$ 283,000